Document and Entity Information	6 Months Ended
Apr. 30, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Trading Symbol	TD
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Current Fiscal Year End Date	--10-31